Other liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Other liabilities

24.	Other liabilities

Next, the breakdown of the balance of the line “Other Liabilities” line item:

Thousand of Reais	2025	2024

Provisioned expenses and deferred income (1)	3,573,354	3,542,200
Ongoing transactions (3)	698,571	1,148,561
Provision for stock-based compensation	305,685	278,707
Insurance contract liabilities	1,469,292	1,579,095
Net liability to third parties (4)	2,960,493	-
Other (2)	8,233,750	6,835,316
Total	17,241,145	13,383,879
(1)	Primarily relates to outstanding payments for personnel expenses
(2)	Includes Credits for Funds to be Disbursed, such as Administrative Fees, and Payables from Related Parties and Suppliers.
(3)	Mainly includes amounts to be transferred to credit card networks (funds in transit) and amounts to be disbursed for real estate loan operations.
(4)	Securitization without risk transfer, economically equivalent to the issuance of structured debt instruments with payment subordination.